SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
	May 14, 2025	May 05, 2025	Apr. 22, 2025	Apr. 21, 2025	Jan. 08, 2025	Dec. 16, 2024	Aug. 13, 2024	May 15, 2025	Jul. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Feb. 02, 2024
Subsequent Event [Line Items]
Issuance of shares									18,000
Conversion amount										$ 1,655,000	$ 5,832,600
Class of Warrant or Right, Outstanding										59,182	59,182
Share Price										$ 600.00	$ 12.00
Common stock, par value										$ 0.0001	$ 0.0001	$ 0.0001
Original issue discount											$ 0	$ 0
Convertible debt											192,787		$ 145,992
PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Issuance of shares							3,812
Original issue discount					$ 280,000	$ 210,000				$ 280,000	$ 1,005,000
Common Class B [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding																	31,000
Common stock, par value										$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares										13,240	14,461
Share price										$ 125
Class of Warrant or Right, Outstanding																	28,182
Stock issued during period value new issues										$ 1,655,000
Common stock, par value											$ 0.0001	$ 0.0001
Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price											49.00
Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price											$ 26.00
Common Class A [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Issuance of shares										48,048	275,743
Common Class A [Member] | PIPE Convertible Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price										$ 30.00	$ 1.50
Common Class A [Member] | PIPE Convertible Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price										$ 17.00	$ 27.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes Payable				$ 3,900,000
Subsequent Event [Member] | Exchange Agreements [Member]
Subsequent Event [Line Items]
Share Price			$ 50.00
Subsequent Event [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Conversion amount				300,000
Principal amount					2,800,000									$ 2,000,000.0
Original issue discount					280,000
Convertible debt					$ 2,520,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Notes Payable				$ 2,600,000
Issuance of shares				165,663
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Notes Payable				$ 1,300,000
Issuance of shares		50,000		84,662
Share price		$ 0.284		$ 15.60
Subsequent Event [Member] | Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares								43,643
Subsequent Event [Member] | Common Class A [Member] | Equity Purchase Facility Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 20,000,000
Common stock, par value	$ 0.0001
Common stock, conversion basis	In connection with entering into the EPFA, the Company agreed to issue a commitment fee in an amount equal to 1.00% of the Commitment Amount (the “Commitment Fee”) by the issuance to the Investor of such number of Shares (collectively, the “Commitment Shares”) that is equal to the Commitment Fee divided by the lowest Daily VWAP of the Shares during the 10 Trading Days immediately prior to the Effective Date (as defined in the EPFA). Fifty percent (50%) of the Commitment Shares is due and must be issued on the Stockholder Approval Date and the remaining fifty percent (50%) of such Commitment Shares will be due and issued on the date the Company delivers the first Advance Notice to the Investor, provided that such Advance Notice is received prior to the six (6) month anniversary of the Effective Date.
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price								$ 50.00
Subsequent Event [Member] | Common Class A [Member] | Minimum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price								$ 11.05
Subsequent Event [Member] | Common Class A [Member] | PIPE Convertible Notes [Member]
Subsequent Event [Line Items]
Shares, Issued															21,765	53,457
Subsequent Event [Member] | Common Class A [Member] | PIPE Convertible Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price															$ 25.00	$ 125.00
Subsequent Event [Member] | Common Class A [Member] | PIPE Convertible Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price																$ 19.80
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares			1,885
Subsequent Event [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding			37,033